Related Party Transactions (Details) - Schedule of Balances with Related Parties - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Mr. Guo Yupeng [Member]
Current
Amounts due to related parties	$ 290	$ 290
Mr. Zhao Jishuang [Member]
Current
Amounts due to related parties	4,407	4,407
Met Chain Co., Limited [Member]
Current
Amounts due to related parties	2,042	2,042
Related Party [Member]
Current
Amounts due to related parties	$ 6,739	$ 6,739